INCOME TAXES (Reconciliation of Theoretical Tax Benefit and Actual Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Income (loss) before income taxes, as reported in the statements of operations	$ (5,867)	$ (1,904)	$ 570
Statutory tax rate in Israel	25.00%	24.00%	25.00%
Theoretical tax (benefit) expense	(1,467)	(457)	143
Tax rate differential on foreign subsidiaries	(11)	18	5
Non-deductible expenses	185	175	312
Losses and timing differences for which no deferred taxes were recorded	1,083	234
Utilization of tax losses in respect of which deferred tax assets were not recorded in prior years			(622)
Other	330	30	162
Income taxes	$ 120